Intangible assets and goodwill - Fair value of the assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2022	Jan. 27, 2022
Liabilities
Goodwill recognised at the acquisition date	$ 46,950
Purchase consideration transferred	67,062
Cubic Games Studio Ltd
Assets
Property and equipment			$ 68
Intangible assets			17,664
Right-of-use assets			230
Indemnification asset			3,159
Trade and other receivables			2,668
Cash and cash equivalents			1,555
Prepaid tax			260
Assets recognised as of acquisition date			25,604
Liabilities
Lease liabilities			(230)
Trade and other payables			(2,160)
Provisions for non-income tax risks			(1,381)
Tax liability			(1,721)
Liabilities recognised as of acquisition date.			(5,492)
Total identifiable net assets at fair value			20,112
Goodwill recognised at the acquisition date			46,950
Purchase consideration transferred			67,062	$ 70,000
Expected value of the recognized tax risks	558	$ 678	$ 1,662
Indirect taxes liability	$ 1,257	$ 1,348